DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 12 - DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC 815-40, Contracts in Entity’s Own Equity, under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company had $0 and $291,650 (9 notes) of convertible debt, which were treated as derivative instruments outstanding at June 30, 2026 and 2025, respectively.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Binomial Trees Method. The closing price of the Company’s common stock at June 30, 2026 was $1.50 per share. The volatility, expected remaining term, and risk-free interest rates used to estimate the fair value of derivative liabilities at June 30, 2026 and 2025 are indicated in the table that follows. The expected term is equal to the remaining term of the warrants or convertible instruments and the risk-free rate is based upon rates for treasury securities with the same term.

Convertible Debt

	Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2026)	Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2025)
Volatility	-	344-414%
Expected remaining term	-	0.66-1.00
Risk-free interest rate	-	4.21-4.29%
Expected dividend yield	None	None

	June 30, 2026	June 30, 2025
Volatility	-	413.55%
Expected remaining term	-	0.01 - 0.95
Risk-free interest rate	-	4.21 – 4.45%
Expected dividend yield	None	None

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis As of June 30, 2026 and 2025:

	Balance at June 30, 2026	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Warrant liability	$—	$—	$—	$—
Embedded conversion option liabilities	—	—	—	—
Total	$—	$—	$—	$—

	Balance at June 30, 2025	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$403,892	$—	$—	$403,892
Total	$403,892	$—	$—	$403,892

The following is a roll forward for the years ended June 30, 2026 and 2025 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2024	$133,886
Initial fair value of embedded conversion option derivative liability recorded as debt discount	222,500
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	333,596
Gain on debt extinguishment	(73,640)
Change in fair value included in statements of operations	(212,450)
Balance at June 30, 2025	403,892
Gain on debt extinguishment	(390,183)
Change in fair value included in statements of operations	(13,709)
Balance at June 30, 2026	$-

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the year ended June 30, 2026:

Warrant Liability
Fair value as of June 30, 2025	$-
Initial fair value of warrant liability upon issuance	882,345
Reclassification into equity upon conversions	(8,925)
Reclassification into equity upon amendment of Series C designation	(973,115)
Change in fair value of warrant liability	99,695
Fair value as of June 30, 2026	$—